Acquisition - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
FIN Electronic Cigarette
Business Acquisition [Line Items]
Registration Statement, potential cash payment	$ 2,170,000
Registration Statement, potential cash payment, percentage of shares outstanding	2.00%
Issuance of common shares for acquisition, in shares	$ 108,600,000
Customer Relationships | Minimum
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	5 years
Customer Relationships | Maximum
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	10 years
Tradename
Business Acquisition [Line Items]
Estimated useful life of acquired intangible assets	15 years